Earnings per share (Tables)	12 Months Ended
Jun. 30, 2021
Earnings per share
Schedule of earnings per share
(i)	Net profit attributable to the Company’s shareholders

	2019	2020	2021
	RMB	RMB	RMB
Net profit from continuing and discontinued operations attributable to shareholders of the Company (basic and diluted)	290,233	374,238	235,092
Net profit from continuing operations	267,175	349,983	483,049
Net profit/(loss) from discontinued operations	23,058	24,255	(247,957)
(ii)	Weighted-average number of ordinary shares

	2019	2020	2021
Weighted average number of ordinary shares	412,450,256	412,450,256	412,450,256
(iii)	Earnings per share

	2019	2020	2021
Basic and diluted earnings per share	0.70	0.91	0.57
- Continuing operations	0.65	0.85	1.17
- Discontinued operations	0.05	0.06	(0.60)